Statutory Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory Requirements
Common share dividends	$ 513.1	$ 427.5
Dividend capacity available	2,652.9
Insurance and reinsurance companies
Statutory Requirements
Common share dividends	380.9	$ 429.5
Allied World
Statutory Requirements
Dividend capacity available	1,167.5
Odyssey Group
Statutory Requirements
Dividend capacity available	767.2
Northbridge
Statutory Requirements
Dividend capacity available	422.2
Crum & Forster
Statutory Requirements
Dividend capacity available	204.6
Crum & Forster | Insurance and reinsurance companies
Statutory Requirements
Special dividend paid	940.0
Zenith National
Statutory Requirements
Dividend capacity available	$ 91.4